Common Stock Reserved for Future issuance (Detail)	Dec. 31, 2016 shares
Class of Stock [Line Items]
Common stock reserved for future issuance	35,433,732
Series A Convertible Preferred Units [Member]
Class of Stock [Line Items]
Common stock reserved for future issuance	2,892,193
Series A1 Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Common stock reserved for future issuance	19,345,272
Series A2 Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Common stock reserved for future issuance	10,468,842
Unvested Restricted Stock Awards [Member]
Class of Stock [Line Items]
Common stock reserved for future issuance	562,649
Options To Purchase Common Stock [Member]
Class of Stock [Line Items]
Common stock reserved for future issuance	2,164,776